Share-based Compensation - Valuation assumptions (Details) - Share options		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation assumptions
Expected volatility, minimum			57.60%	53.00%
Expected volatility, maximum			58.00%	53.50%
Weighted average volatility			57.90%	53.20%
Expected dividends	[1]
Risk-free rate, minimum			2.70%	0.90%
Risk-free rate, maximum			3.60%	1.40%
Minimum
Valuation assumptions
Contractual term (in years)			6 years	6 years
Maximum
Valuation assumptions
Contractual term (in years)			7 years	7 years

[1]	No further options would be granted under the 2018 Share Incentive Plan after the Primary Conversion Effective Date.